Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 15: COMMITMENTS AND CONTINGENCIES
In connection with the acquisition of Horamar, the Company recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify the Company in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020. As of December 31, 2012, the remaining liability related to these pre-acquisition contingencies amounted to $1,039 ($2,764 in 2011; $4,674 in 2010) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.
As of December 31, 2012, the company has contractual obligations related to its port expansion project, the construction of four new tank barges and the acquisition of the chartered-in fleet of $7,095, $3,257 and $13,326, respectively. The maturity table below reflects the future payments of these commitments for the next five years:

Year	Amount in thousands of U.S. dollars
2013	$14,370
2014	3,628
2015	3,754
2016	1,926

Total	$23,678

As of March 1, 2012, the Company issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $10,000. On July 11, 2012, the amount of the guarantee was amended to $12,000 and on March 1, 2013 the guarantee was extended for one year, expiring on March 1, 2014.
The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs, individually or in aggregate, of such actions will have a material effect on the Company's consolidated financial position, results of operations or cash flows.